Equity-Based Compensation Plans - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - Profit Interest Units [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding PIUs, Granted	8,445	5,932
Outstanding PIUs, Ending Balance	36,045	4,507
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.64	$ 0.27
Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding PIUs, Beginning Balance	35,570	31,831	31,831	27,925
Outstanding PIUs, Granted			5,932	3,906	27,925
Outstanding PIUs, Forfeited			(2,193)
Outstanding PIUs, Ending Balance			35,570	31,831	27,925
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.27	$ 0.27	$ 0.27	$ 0.27
Weighted Average Grant Date Fair Value, Granted			0.28	0.25	0.27
Weighted Average Grant Date Fair Value, Forfeited			0.27
Weighted Average Grant Date Fair Value, Ending Balance			$ 0.27	$ 0.27	$ 0.27